Accrued Pension And Severance Costs (Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 23,207		¥ 19,995		¥ 20,282
Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,202		1,110
Japanese Plans | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,379		1,509
Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,633	[1]	6,319	[2]
Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,975	[3]	5,375	[4]
Japanese Plans | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,993	[5]	2,415	[5]
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,025		3,267
Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,581		2,619
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,202		1,110
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,379		1,509
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[1]		[2]
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[3]		[4]
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[5]		[5]
Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,613		16,239
Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,633	[1]	6,319	[2]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,975	[3]	5,375	[4]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,980	[5]	1,278	[5]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,025		3,267
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,013		1,137
Japanese Plans | Fair Value, Inputs, Level 3 | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[1]		[2]
Japanese Plans | Fair Value, Inputs, Level 3 | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[3]		[4]
Japanese Plans | Fair Value, Inputs, Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,013	[5]	1,137	[5]
Non-Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,436		4,636
Non-Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	992	[6]	1,967	[6]
Non-Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,326	[7]	1,779	[7]
Non-Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,910	[8]	571	[8]
Non-Japanese Plans | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208		319
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	992		1,967
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	992	[6]	1,967	[6]
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[7]		[7]
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[8]		[8]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,444		2,669
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[6]		[6]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,326	[7]	1,779	[7]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,910	[8]	571	[8]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208		319
Non-Japanese Plans | Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[6]		[6]
Non-Japanese Plans | Fair Value, Inputs, Level 3 | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[7]		[7]
Non-Japanese Plans | Fair Value, Inputs, Level 3 | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[8]		[8]

[1]	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies.
[2]	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies' equity.
[3]	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
[4]	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
[5]	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.
[6]	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
[7]	These funds invested in listed equity securities consisting of foreign equities.
[8]	These funds invested in international bonds.